NOTES RECEIVABLE	12 Months Ended
Jun. 30, 2021
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 5. NOTES RECEIVABLE

Notes receivables represented the non-interest-bearing commercial bills the Company received from the customers for the purpose of collection of sales amounts, which generally ranged from three to six months from the date of issuance. As of June 30, 2020 and 2021, notes receivable were ¥4,180,885 and ¥6,305,633 ($976,429), respectively. As of June 30, 2020 and 2021, no notes were guaranteed or collateralized. As of the date of this report, 25.0%, or ¥1,574,200 ($243,765) have been subsequently collected, and the remaining balance is expected to be collected by April 14, 2022.